Segments	6 Months Ended
Jun. 30, 2021
Segments
Segments

19.  Segments

We have three reportable segments: Licensing, Direct-to-Consumer, and Digital Subscriptions and Content. The Licensing segment derives revenue from trademark licenses for third-party consumer products and location-based entertainment businesses. The Direct-to-Consumer segment derives revenue from sales of consumer products sold through third-party retailers, online direct-to-customer or brick-and-mortar through our recently acquired sexual wellness chain, with 41 stores in five states, as disclosed in Note 17, Acquisition. The Digital Subscriptions and Content segment derives revenue from the subscription of Playboy programming that is distributed through various channels, including websites and domestic and international television, and from trademark licenses for online gaming.

Our Chief Executive Officer is our Chief Operating Decision Maker (“CODM”). Segment information is presented in the same manner that our CODM reviews the operating results in assessing performance and allocating resources. Total asset information is not included in the tables below as it is not provided to and reviewed by our CODM. The “All Other” line items in the tables below are primarily attributable to Playboy magazine and brand marketing and these segments do not meet the quantitative threshold for determining reportable segments. We discontinued publishing Playboy magazine in the first quarter of 2020. The “Corporate” line item in the tables below includes certain operating expenses that are not allocated to the reporting segments presented to our CODM. These expenses include legal, human resources, accounting/ finance, information technology and facilities. The accounting policies of the reportable segments are the same as those described in Note 1, Basis of Presentation and Summary of Significant Accounting Policies.

Financial information by reportable segment is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Net revenues:
Licensing	$15,370	$13,773	$30,347	$29,417
Direct-to-Consumer	28,014	14,871	50,061	25,153
Digital Subscriptions and Content	5,299	5,159	10,941	10,362
All Other	1,168	754	1,182	1,399
Total	$49,851	$34,557	$92,531	$66,331
Operating income (loss):
Licensing	$11,064	$9,560	$21,645	$20,675
Direct-to-Consumer	(541)	227	1,134	(954)
Digital Subscriptions and Content	2,436	2,218	5,481	4,635
Corporate	(16,404)	(9,917)	(36,213)	(18,981)
All Other	5	(154)	(26)	(919)
Total	$(3,440)	$1,934	$(7,979)	$4,456